Discontinued operations and assets held for sale - Summary of the results of discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Mar. 15, 2024	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Acquisitions and disposals
(Loss)/profit for the financial year - Discontinued operations			€ (108)	€ (22)	€ (65)
Basic (loss)/earnings per share from discontinued operations			€ (0.0045)	€ (0.0008)	€ (0.0024)
Diluted loss per share from discontinued operations			€ (0.0045)	€ (0.0008)	€ (0.0024)
Vodafone Spain, Discontinued operations
Acquisitions and disposals
Percentage of ownership interests agreed to sell		100.00%
(Loss)/profit for the financial year - Discontinued operations			€ (25)	€ 53	€ (5)
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Percentage of ownership interests agreed to sell	100.00%
(Loss)/profit for the financial year - Discontinued operations			€ (83)	€ (75)	€ (60)